Net Revenue (Details) - Schedule of Revenue by Significant Category - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Revenue by Significant Category [Line Items]
Net revenue	$ 19,284,167	$ 18,052,068	$ 37,282,879	$ 34,739,312	$ 72,918,123	$ 72,613,910	$ 65,042,706
Domestic Sales [Member]
Schedule of Revenue by Significant Category [Line Items]
Net revenue	14,364,749	13,289,382	27,837,233	26,109,327	54,501,282	53,478,460	48,118,921
Export Sales [Member]
Schedule of Revenue by Significant Category [Line Items]
Net revenue	$ 4,919,418	$ 4,762,686	$ 9,445,646	$ 8,629,985	$ 18,416,841	$ 19,135,450	$ 16,923,785